Preferred Stock (Details) - Series A Cumulative Redeemable Perpetual Preferred Shares - USD ($) $ in Millions				12 Months Ended
	Oct. 31, 2025	Dec. 03, 2021	Jun. 17, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 10, 2024
Preferred Stock
Number of preferred stock issued (in shares)		15,000	25,000
Number of shares redeemed (in shares)	30,000					10,000
Amount of stock redemption	$ 30.6					$ 10.3
Redemption price (as a percent)	102.00%
Loss on extinguishment of redeemable preferred stock				$ 2.2	$ 0.7